Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments
NOTE 19 – Segments:
Teva operates its business and reports its financial results in three segments:

(a)	United States segment.

(b)	Europe segment, which includes the European Union, the United Kingdom and c ert ain other European countries.

(c)	International Markets segment, which includes all countries other than the United States and countries included in the Europe segment.
In
addition to these three segments,
Teva has other sources of revenues included in Other Activities, consisting primarily Teva’s distribution business in the United States through Anda, the sale of APIs to third parties, an out-licensing
platform offering a portfolio of products to other pharmaceutical companies through its affiliate Medis and certain contract manufacturing services.
Teva’s Chief Executive Officer (“CEO”), who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the three identified reportable segments, namely United States, Europe and International Markets, to make decisions about resources to be allocated to the segments and assess their performance.
The key areas of focus by CODM for allocation of resources are revenues from each reportable segment, as well as operating expenses (cost of sales, R&D expenses, S&M expenses, G&A expenses, and other expenses (income)). While CODM analyzes these categories, the area of focus is period over period fluxes and budget-to-actual
variances to determine the right allocation of resources is attributed to each segment in order to ensure profitability is maximized.
Segment profit is comprised of revenues for the segment less cost of sales, R&D expenses, S
&
M expenses, G&A expenses and other expenses (income) related to the segment. Segment profit does not include amortization and certain other items.
Teva manages its assets on a company basis, not by segments, as many of its assets are shared or commingled. Teva’s CODM does not regularly review asset information by reportable segment and, therefore, Teva does not report asset information by reportable segment.
Teva’s CEO may review its strategy and organizational structure from time to time. Based on such review, in May 2023 Teva launched its new Pivot to Growth strategy. Any additional changes in strategy may lead to a reevaluation of the Company’s segments and goodwill allocation to reporting units, as well as fair value attributable to its reporting units. See note 7.
In alignment with Teva’s Pivot to Growth strategy, commencing January 1, 2026, Anda is no longer reported under Teva’s United States segment. This shift allows the United States segment to continue to manage its entire product portfolio in the region, while strengthening focus on its biopharmaceutical business, growth engines and innovation. As a result, from that date, Anda is reported as part of the Company’s Other Activities. Prior period amounts were recast to reflect the change to the composition of the Company’s reportable segments.

In conjunction with a shift in executive management responsibilities and in alignment with Teva’s Pivot to Growth strategy, Teva decided that Canada is no longer included as part of Teva’s North America segment as of January 1, 2024. From that date Canada is reported as part of the Company’s International Markets segment and Teva’s North America segment has been renamed the United States segment. Teva aligned its internal financial and segment reporting and its reporting units in accordance with this change effective January 1, 2024. Prior period amounts for the year ended December 31, 2023 have been recast to conform to the reporting structure.
On December 31, 2024, Teva classified its API business (including its R&D, manufacturing and commercial activities) as held for sale. The intention to divest is in alignment with Teva’s Pivot to Growth strategy. On November 5, 2025, Teva announced that exclusive discussions with a selected buyer on the sale have terminated. Teva has initiated a renewed sales process, maintaining its strategic intention to divest its API business. However, there can be no assurance regarding the ultimate timing or structure of a potential divestiture or whether a divestiture will be agreed or completed at all. See note 2.

a.	Segment information:

	Year ended December 31,
	2025
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$7,690	$5,040	$2,162
Cost of sales	2,236	2,293	1,116
R&D expenses	633	247	103
S&M expenses	1,051	902	475
G&A expenses	456	295	147
Other	1	1	(14)

Segment profit	$3,313	$1,303	$336

	Year ended December 31,
	2024
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$6,498	$5,103	$2,463
Cost of sales	2,312	2,197	1,229
R&D expenses	633	229	112
S&M expenses	925	826	534
G&A expenses	407	272	150
Other	2	3	(2)
Segment profit	$2,219	$1,575	$440

	Year ended December 31,
	2023
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$6,154	$4,837	$2,351
Cost of sales	2,051	2,111	1,191
R&D expenses	604	220	104
S&M expenses	813	767	487
G&A expenses	373	263	142
Other	(2)	(2)	(39)

Segment profit	$2,315	$1,478	$465

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
United States profit	$3,313	$2,219	$2,315
Europe profit	1,303	1,575	1,478
International Markets profit	336	440	465
Total reportable segments profit	4,952	4,234	4,258
Profit (loss) of Other Activities	(47)	96	103
Amounts not allocated to segments:
Amortization	581	588	616
Other assets impairments, restructuring and other items	1,050	1,388	718
Goodwill impairment	—	1,280	700
Intangible asset impairments	259	251	350
Legal settlements and loss contingencies	473	761	1,043
Other unallocated amounts	384	364	502
Consolidated operating income (lo ss )	2,157	(303)	433
Financial expenses, net	934	981	1,057
Consolidated income (loss) before income taxes	$1,223	$(1,284)	$(624)

b.	Segment revenues by major products and activities:
The following tables present revenues by major products and activities for each segment for the year ended December 31, 2025, 2024 and 2023:
United States segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including biosimilars)	$3,657	$3,599	$3,138
AJOVY	295	207	211
AUSTEDO	2,217	1,642	1,225
BENDEKA and TREANDA	147	168	237
COPAXONE	255	242	297
UZEDY	191	117	23
Other*	929	523	1,024

Total	$7,690	$6,498	$6,154

*
Other revenues in 2025 were mainly comprised of
development

milestone payments of $500 million received in the fourth quarter of 2025, in connection with the initiation of Phase 3 studies for duvakitug (anti-TL1A) (see note
2
). Other revenues in 2024 include the sale of certain product rights. Other revenues in 2023 were mainly comprised of a $500 million upfront payment received in the fourth quarter of 2023, in connection with the collaboration on Teva’s duvakitug (anti-TL1A)
asset.

Europe segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including OTC and biosimilars)	$4,044	$3,926	$3,664
AJOVY	270	216	160
COPAXONE	181	213	231
Respiratory products	227	244	265
Other*	319	504	516

Total	$5,040	$5,103	$4,837

*	Other revenues in 2025, 2024 and 2023 include the sale of certain product rights.

International Markets segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including OTC and biosimilars)	$1,721	$1,937	$1,932
AJOVY	108	84	63
AUSTEDO	43	46	15
COPAXONE	32	48	63
Other*	259	349	278

Total	$2,162	$2,463	$2,351

*	Other revenues in 2025 and 2024 include the sale of certain product rights.
Revenues are attributable to countries based on sales to third parties in such countries. Revenues within the United States constituted 53% for the year ended December 31, 2025 and 49% of Teva’s consolidated revenues for both the years ended December 31, 2024 and 2023. Revenues within the Company’s country of domicile (Israel) constituted 2% of Teva’s consolidated revenues for each of the years ended December 31, 2025, 2024 and 2023.

c.	Supplemental data—major customers:
The following table represents the percentage of consolidated third party net sales to Teva’s major customers during the years ended December 31, 2025, 2024 and 2023.

	Percentage of Third Party Net Sales
	2025	2024	2023
McKesson Corporation	13%	12%	9%
AmerisourceBergen Corporation	11%	9%	9%
Most of Teva’s revenues from these customers were in the United States segment.

d.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2025	2024
	(U.S. $ in millions)
Israel	$1,033	$1,066
Germany	704	1,262
United States	529	561
Croatia	312	277
Czech Republic	199	206
Hungary	86	83
Ireland	244	261
Other	973	865

Total property, plant and equipment	$4,080	$4,581